SHARE BASED COMPENSATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Research and development expense	$ 6,677	$ 7,874	$ 6,798
Stock Option [Member]
Disclosure of financial assets [line items]
General and administrative expense	2,064	3,708	5,002
Research and development expense	1,819	2,589	4,072
Total	$ 3,883	$ 6,297	$ 9,074